Stockholders' Equity and Accumulated Other Comprehensive Loss - Additional Information (Detail) $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2017 USD ($) $ / shares shares
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount	$ 1,000
Common stock repurchased, average cost per share | $ / shares	$ 57.67
Repurchases of common stock, purchase price	$ 70
Stock repurchase program, remaining authorized repurchase amount	$ 930
Treasury Stock [member]
Equity, Class of Treasury Stock [Line Items]
Repurchases of common stock, shares | shares	1,213,415
Repurchases of common stock, purchase price	$ 70